Lease Commitments (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Lease Commitments

The future minimum lease payments related to the Company’s non-cancelable operating lease commitments as of December 29, 2013 are as follows:

For the years ending the Sunday closest to December 31:
2014	$4,320
2015	3,594
2016	3,277
2017	3,205
2018	2,299
Thereafter	1,895

Total minimum lease payments	$18,590